Statements of Operations and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013		Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
REVENUES:
Total Revenue										$ 4,461,987	$ 4,165,504	$ 3,887,531
COSTS AND EXPENSES:
Total Costs and Expenses										4,429,629	4,136,339	3,897,951
Income (Loss) Before Provision (Benefit) for Income Tax										32,358	29,165	(10,420)
Provision (Benefit) for Income Tax										16,208	3,864	(4,148)
Net Income (Loss)	63,584	(16,857)	(25,014)	(5,563)	67,945	[1]	(7,447)	(31,257)	(3,940)	16,150	25,301	(6,272)
Comprehensive Income (Loss)										16,150	25,301	(6,272)
Parent Company
REVENUES:
Total Revenue
COSTS AND EXPENSES:
(Income) Loss from Equity Investment
Total Costs and Expenses
Income (Loss) Before Provision (Benefit) for Income Tax
Provision (Benefit) for Income Tax
Earnings from Equity Investment, Net of Income Taxes										16,150	25,301	(6,272)
Net Income (Loss)										16,150	25,301	(6,272)
Comprehensive Income (Loss)										$ 16,150	$ 25,301	$ (6,272)

[1]	The quarter ended February 2, 2013 consisted of 14-weeks; all other quarters presented consisted of 13 weeks.